Operating Segment and Geographic Information - Summary of Results, Assets and Liabilities by Segments (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [Line Items]
Aeronautical services	$ 7,225,742		$ 10,547,720		$ 9,499,154
Non-aeronautical services	2,448,053		3,771,500		3,183,532
Cost of improvements to concession assets	2,192,578		1,906,801		1,440,204
Total revenues	11,866,373		16,226,021		14,122,890
Income from operations	3,819,989		8,017,238		7,244,652
Interest income	410,512		665,829		576,694
Interest expense	(1,514,250)	$ (7.7)	(1,425,746)	$ (6.4)	(1,012,411)	$ (6.5)
Gain/loss on financial investment held for coverage	(41,808)		(149,770)		29,643
Depreciation and amortization for the year	(2,000,361)		(1,776,137)		(1,569,637)
Share of gain/loss of associate	3		79		(947)
Income before income taxes	2,385,770		7,346,185		7,007,672
Income taxes expense	(467,067)		(1,891,443)		(1,869,041)
Total assets	51,361,173		41,577,804		39,550,502
Total liabilities	28,508,390		20,908,361		17,778,352
Investments in associates	35		114		35
Net cash flows provided by operations activities	3,566,567		8,164,057		7,235,619
Net cash flow used in investing activities	(3,217,691)		(2,586,095)		(2,550,411)
Net cash flow used in financing activities	6,288,427		(4,231,529)		(6,166,694)
Additions to non-current as assets	43,602,548		26,556,690		26,101,558
Operating segments [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	7,225,742		10,547,720		9,499,154
Non-aeronautical services	2,444,164		3,764,296		3,176,708
Cost of improvements to concession assets	2,192,578		1,906,801		1,440,204
Total revenues	11,862,484		16,218,818		14,116,066
Income from operations	3,708,182		7,970,697		7,226,345
Interest income	282,465		363,942		346,813
Interest expense	(1,622,670)		(1,053,838)		(896,927)
Depreciation and amortization for the year	(1,944,799)		(1,731,627)		(1,538,542)
Income before income taxes	3,533,964		7,224,994		6,843,329
Income taxes expense	(444,314)		(1,823,460)		(1,719,131)
Total assets	45,021,323		35,073,888		33,041,609
Total liabilities	21,937,510		15,847,585		13,732,236
Net cash flows provided by operations activities	454,034		7,951,945		7,311,697
Net cash flow used in investing activities	(3,074,155)		(2,220,737)		(2,254,734)
Net cash flow used in financing activities	8,182,866		(5,327,291)		(5,116,178)
Additions to non-current as assets	27,537,350		25,632,508		25,372,263
Operating segments [Member] | Guadalajara [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,103,574		2,978,617		2,824,677
Non-aeronautical services	591,789		938,445		796,739
Cost of improvements to concession assets	614,479		858,807		110,415
Total revenues	3,309,842		4,775,869		3,731,830
Income from operations	1,472,456		2,599,316		2,454,759
Interest income	82,881		113,495		112,569
Interest expense	(360,772)		(274,257)		(230,458)
Depreciation and amortization for the year	(368,964)		(346,586)		(310,882)
Income before income taxes	1,166,564		2,423,349		2,394,213
Income taxes expense	(231,777)		(649,761)		(584,439)
Total assets	13,416,487		10,038,163		9,773,884
Total liabilities	6,535,424		4,091,482		3,519,318
Net cash flows provided by operations activities	828,257		2,295,782		2,233,357
Net cash flow used in investing activities	(892,866)		(986,532)		(284,319)
Net cash flow used in financing activities	2,615,782		(1,750,155)		(1,552,530)
Additions to non-current as assets	6,796,625		6,252,492		5,665,570
Operating segments [Member] | Tijuana [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,192,187		1,568,297		1,344,122
Non-aeronautical services	335,419		454,098		326,214
Cost of improvements to concession assets	681,755		300,221		100,986
Total revenues	2,209,361		2,322,617		1,771,323
Income from operations	802,056		1,274,902		1,042,368
Interest income	59,945		53,684		44,954
Interest expense	(242,125)		(162,628)		(136,453)
Depreciation and amortization for the year	(254,634)		(206,982)		(180,904)
Income before income taxes	738,185		1,159,190		979,156
Income taxes expense	(118,685)		(185,555)		(210,874)
Total assets	8,588,502		6,155,593		5,729,156
Total liabilities	4,074,668		2,261,268		1,858,474
Net cash flows provided by operations activities	(1,627,427)		1,322,659		1,376,334
Net cash flow used in investing activities	(764,151)		(341,155)		(378,328)
Net cash flow used in financing activities	1,854,276		(703,256)		(681,179)
Additions to non-current as assets	4,394,890		3,845,105		3,729,013
Operating segments [Member] | Puerto Vallarta [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	776,424		1,183,610		1,088,417
Non-aeronautical services	266,442		455,699		399,427
Cost of improvements to concession assets	67,026		57,697		40,330
Total revenues	1,109,892		1,697,007		1,528,174
Income from operations	526,761		1,051,669		942,551
Interest income	32,073		47,959		43,471
Interest expense	(95,133)		(75,298)		(65,407)
Depreciation and amortization for the year	(168,580)		(156,383)		(153,230)
Income before income taxes	461,532		1,010,897		952,241
Income taxes expense	(88,272)		(273,431)		(225,833)
Total assets	4,960,588		3,941,917		3,918,644
Total liabilities	1,979,551		1,334,263		1,158,586
Net cash flows provided by operations activities	332,206		984,410		797,800
Net cash flow used in investing activities	(215,636)		(69,382)		(90,743)
Net cash flow used in financing activities	790,233		(824,218)		(739,684)
Additions to non-current as assets	2,335,994		2,263,519		2,356,638
Operating segments [Member] | San José del cabo [member]
Disclosure of operating segments [Line Items]
Aeronautical services	970,979		1,364,746		1,244,106
Non-aeronautical services	460,981		787,424		698,891
Cost of improvements to concession assets	339,231		299,155		346,956
Total revenues	1,771,191		2,451,326		2,289,954
Income from operations	756,630		1,397,328		1,272,180
Interest income	40,141		45,703		54,836
Interest expense	(210,825)		(173,132)		(136,914)
Depreciation and amortization for the year	(265,581)		(234,670)		(217,858)
Income before income taxes	573,594		1,261,254		1,218,028
Income taxes expense	(129,196)		(359,996)		(336,560)
Total assets	6,081,823		4,445,521		4,166,561
Total liabilities	3,898,207		2,706,406		2,228,807
Net cash flows provided by operations activities	447,952		1,299,232		1,063,923
Net cash flow used in investing activities	(424,313)		(343,198)		(418,407)
Net cash flow used in financing activities	1,337,678		(802,640)		(942,796)
Additions to non-current as assets	3,245,723		3,052,248		2,976,072
Operating segments [Member] | Montego Bay [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	695,879		1,512,164		1,419,674
Non-aeronautical services	327,158		585,325		543,878
Cost of improvements to concession assets	138,768		136,363		545,959
Total revenues	1,161,805		2,233,853		2,509,511
Income from operations	(88,901)		629,027		646,677
Interest income	3,515		13,191		6,431
Interest expense	(172,033)		(145,597)		(135,740)
Depreciation and amortization for the year	(82,736)		(85,851)		(354,963)
Income before income taxes	472,986		495,171		525,351
Income taxes expense	112,801		(124,228)		(128,246)
Total assets	2,780,014		2,372,006		3,039,158
Total liabilities	2,508,470		2,102,386		2,123,946
Net cash flows provided by operations activities	182,849		841,232		860,399
Net cash flow used in investing activities	(209,415)		(211,385)		(652,469)
Net cash flow used in financing activities	534,214		(633,251)		(931,248)
Additions to non-current as assets	5,700,583		5,548,992		5,924,992
Operating segments [Member] | Hermosillo [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	204,650		337,380		306,118
Non-aeronautical services	64,609		97,696		82,922
Cost of improvements to concession assets	19,329		3,332		47,541
Total revenues	288,588		438,408		436,581
Income from operations	57,770		191,079		153,576
Interest income	8,056		12,090		13,722
Interest expense	(52,001)		(57,245)		(50,927)
Depreciation and amortization for the year	(71,971)		(100,403)		(72,635)
Income before income taxes	25,433		140,027		124,243
Income taxes expense	12,801		(26,013)		(19,098)
Total assets	1,803,045		1,707,357		1,747,518
Total liabilities	824,734		767,297		735,487
Net cash flows provided by operations activities	5,988		248,261		173,726
Net cash flow used in investing activities	(34,166)		(42,913)		(61,374)
Net cash flow used in financing activities	97,698		(197,367)		(107,021)
Additions to non-current as assets	1,040,121		1,051,047		1,128,854
Operating segments [Member] | Guanajuato [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	338,633		584,650		484,798
Non-aeronautical services	113,826		180,327		148,119
Cost of improvements to concession assets	36,334		32,853		16,244
Total revenues	488,793		797,829		649,162
Income from operations	216,044		477,123		408,037
Interest income	13,801		21,019		19,502
Interest expense	(57,199)		(54,132)		(47,099)
Depreciation and amortization for the year	(502,568)		(390,394)		(61,073)
Income before income taxes	167,981		440,450		386,323
Income taxes expense	(20,990)		(132,118)		(99,963)
Total assets	2,072,069		1,653,964		1,632,722
Total liabilities	1,045,571		774,619		701,735
Net cash flows provided by operations activities	102,755		490,864		357,455
Net cash flow used in investing activities	(86,038)		(69,230)		(113,388)
Net cash flow used in financing activities	334,391		(352,970)		(155,344)
Additions to non-current as assets	968,483		942,924		990,782
Operating segments [Member] | Other Airport [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	943,416		1,018,256		787,242
Non-aeronautical services	283,941		265,282		180,517
Cost of improvements to concession assets	295,656		218,371		231,771
Total revenues	1,523,013		1,501,910		1,199,530
Income from operations	(34,634)		350,253		306,197
Interest income	42,052		56,800		51,327
Interest expense	(432,582)		(111,549)		(93,929)
Depreciation and amortization for the year	(229,764)		(210,357)		(186,997)
Income before income taxes	(72,311)		294,655		263,776
Income taxes expense	19,005		(72,356)		(114,118)
Total assets	5,318,795		4,759,366		3,033,967
Total liabilities	1,070,885		1,809,866		1,405,884
Net cash flows provided by operations activities	181,454		469,505		448,702
Net cash flow used in investing activities	(447,570)		(156,943)		(255,707)
Net cash flow used in financing activities	618,594		(63,433)		(6,374)
Additions to non-current as assets	3,054,931		2,676,181		2,600,342
Operating segments [Member] | Other Companies [Member]
Disclosure of operating segments [Line Items]
Non-aeronautical services	3,889		7,203		6,823
Total revenues	3,889		7,203		6,823
Total intersegment revenues	2,310,159		5,262,241		4,805,223
Income from operations	2,242,786		5,282,882		4,783,428
Interest income	1,307,727		1,292,797		1,065,159
Interest expense	(1,071,260)		(1,362,817)		(950,762)
Gain/loss on financial investment held for coverage	(41,808)		(149,770)		29,643
Depreciation and amortization for the year	(55,562)		(44,511)		(31,095)
Share of gain/loss of associate	3		79		(947)
Income before income taxes	982,786		5,357,532		4,929,463
Income taxes expense	(22,753)		(67,983)		(149,910)
Total assets	51,516,861		39,969,627		38,884,387
Total liabilities	26,911,814		16,927,461		13,911,464
Investments in associates	35		114		35
Net cash flows provided by operations activities	3,180,663		301,883		810,779
Net cash flow used in investing activities	(1,455,336)		3,624,786		4,959,209
Net cash flow used in financing activities	(582,639)		(2,894,381)		(6,305,402)
Additions to non-current as assets	16,065,198		924,182		729,295
Eliminations [Member]
Disclosure of operating segments [Line Items]
Total intersegment revenues	(2,310,159)		(5,262,241)		(4,805,223)
Income from operations	(2,130,979)		(5,236,341)		(4,765,120)
Interest income	(1,179,680)		(990,910)		(835,278)
Interest expense	1,179,680		990,910		835,278
Income before income taxes	(2,130,980)		(5,236,341)		(4,765,120)
Total assets	(45,177,011)		(33,465,711)		(32,375,494)
Total liabilities	(20,340,934)		(11,866,923)		(9,865,348)
Net cash flows provided by operations activities	(68,130)		(89,772)		(886,857)
Net cash flow used in investing activities	1,311,800		(3,990,143)		(5,254,886)
Net cash flow used in financing activities	$ (1,311,800)		$ 3,990,143		$ 5,254,886